Annual Total Returns [BarChart] - Payden GNMA Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	8.18%
Annual Return 2012	3.60%
Annual Return 2013	(3.24%)
Annual Return 2014	5.95%
Annual Return 2015	1.20%
Annual Return 2016	1.78%
Annual Return 2017	1.31%
Annual Return 2018	0.38%
Annual Return 2019	5.67%
Annual Return 2020	4.78%